                         Table of Contents

                                  OVERVIEW
                        LETTER TO PARTNERS       1
                         ECONOMIC SNAPSHOT       2

                       PERFORMANCE SUMMARY
                         RETURN HIGHLIGHTS       4

                            BY THE NUMBERS
                   YOUR FUND'S INVESTMENTS       5
                      FINANCIAL STATEMENTS       7
             NOTES TO FINANCIAL STATEMENTS      11

                          VAN KAMPEN FUNDS
            THE VAN KAMPEN FAMILY OF FUNDS      14
          OFFICERS AND IMPORTANT ADDRESSES      15
                  RESULTS OF PARTNER VOTES      16

It is times like these when money-management experience may make a difference.
              NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

 OVERVIEW

LETTER TO PARTNERS
July 20, 2000

Dear Partner,

Regardless of how long you have been an investor, you are likely to have questions and even some concerns about how recent market volatility has affected your investment. We believe it is times like these when money-management experience may make a difference. Toward that end, you should know that Van Kampen is one of the nation's oldest investment-management firms, with a history of money management dating back to 1926. Our portfolio managers have invested in all types of market conditions--during bull and bear markets, periods of inflation and rising interest rates, and now a technology revolution. We have managed money long enough to understand short-term market volatility and the value of investing for the long term.

As we move through the second half of 2000, count on us to continue to draw on the wisdom of our 74 years of experience. Along those lines, Van Kampen's
                  "Generations of Experience" is the theme of a national advertising campaign that we recently kicked off. The message emphasizes our depth of investment-management history, as well as our firm belief that with the right investments, anyone can realize life's true wealth.

Sincerely,

[SIG]
Richard F. Powers, III
President and CEO
Van Kampen Investments

ECONOMIC SNAPSHOT

ECONOMIC GROWTH
BEGINNING IN THE SECOND QUARTER OF 2000, EVIDENCE OF SLOWER ECONOMIC GROWTH IN THE UNITED STATES EMERGED. HOWEVER, ANALYSTS BELIEVE IT MAY HAVE BEEN PREMATURE TO ASSUME THAT THE U.S. ECONOMY HAS SLOWED TO A SUSTAINABLE, NONINFLATIONARY PACE, WITH THE GROSS DOMESTIC PRODUCT (GDP), A MEASURE OF ECONOMIC GROWTH, UP
5.2 PERCENT ANNUALIZED IN THE SECOND QUARTER OF 2000.

CONSUMER SPENDING AND EMPLOYMENT
CONSUMER SPENDING REMAINED THE MAIN ENGINE OF GROWTH BEHIND THE U.S. ECONOMY. LIVING STANDARDS AND SPENDING HABITS WERE BOOSTED BY STRONG GAINS IN REAL INCOME, AND INDIVIDUAL WEALTH INCREASED SUBSTANTIALLY, PRIMARILY DUE TO A BUOYANT STOCK MARKET. NONETHELESS, DATA RELEASED IN THE SECOND QUARTER OF 2000 REFLECTED A MINOR DECREASE IN THE SPENDING OF INDIVIDUALS. IN JUNE, THE CONSUMER PRICE INDEX (CPI), THE LEADING INFLATION INDICATOR, ROSE HIGHER THAN EXPECTED--0.6 PERCENT MORE THAN THE PREVIOUS MONTH. THAT HEIGHTENED CONCERNS ABOUT INFLATION, AND THE PROSPECT OF ADDITIONAL FEDERAL RESERVE BOARD INTEREST-RATE INCREASES.

THE U.S. LABOR MARKET WAS STILL ROBUST DURING THIS TIME, AND JOB INSECURITY CONTINUED TO DECLINE. SOLID EMPLOYMENT GROWTH WAS ACCOMPANIED BY UNUSUALLY LARGE GAINS IN PRODUCTIVITY, WHICH LIMITED THE RISE IN UNIT LABOR COSTS ACROSS THE WHOLE ECONOMY. GIVEN THE HIGH EMPLOYMENT NUMBERS AND STRONG LEVELS OF PRODUCTIVITY, ANALYSTS BELIEVE AN INCREASE IN INTEREST RATES TO WARD OFF INFLATION AND FURTHER SLOW THE ECONOMY IS POSSIBLE.

INTEREST RATES AND INFLATION
DURING THE PAST FEW MONTHS, PERSISTENT STRENGTH IN CONSUMER SPENDING ACCOMPANIED BY A VERY TIGHT LABOR MARKET, RESULTED IN SOME INFLATION. THE CPI REACHED A LEVEL OF 2.7 PERCENT IN JANUARY 2000 AND 3.7 PERCENT IN JUNE 2000, CLEARLY DEMONSTRATING SIGNS OF INFLATION.

SINCE JUNE 1999, THE FEDERAL RESERVE HAS INCREASED THE FEDERAL FUNDS RATE SIX TIMES BY A TOTAL OF 175 BASIS POINTS TO LOWER ECONOMIC GROWTH AND DECREASE ANY FUTURE FEARS OF INFLATION. THESE INCREASES IN INTEREST RATES HELPED SLOW THE INTEREST-SENSITIVE AUTO AND HOUSING MARKETS.

MANY OBSERVERS BELIEVE INTEREST RATES COULD BE LIFTED FURTHER IN COMING MONTHS. WHILE MARKETS HAVE EXPERIENCED MUCH SHORT-TERM VOLATILITY, THE MARKET'S OUTLOOK COULD IMPROVE ONCE INTEREST-RATE HIKES CEASE.

U.S. GROSS DOMESTIC PRODUCT

SEASONALLY ADJUSTED ANNUALIZED RATES
(June 30, 1998 -- June 30, 2000)
[BAR GRAPH]

                                                                      U.S. GROSS DOMESTIC PRODUCT
                                                                      ---------------------------
Jun 98                                                                            2.1
Sep 98                                                                            3.8
Dec 98                                                                            5.9
Mar 99                                                                            3.5
Jun 99                                                                            2.5
Sep 99                                                                            5.7
Dec 99                                                                            8.3
Mar 00                                                                            4.8
Jun 00                                                                            5.2

Source: Bureau of Economic Analysis

INTEREST RATES AND INFLATION

(June 30, 1998 -- June 30, 2000)

[LINE GRAPH]

                                                                       INTEREST RATES                       INFLATION
                                                                       --------------                       ---------
Jun 98                                                                       5.5                               1.7
                                                                             5.5                               1.7
                                                                             5.5                               1.6
Sep 98                                                                      5.25                               1.5
                                                                             5.0                               1.5
                                                                            4.75                               1.5
Dec 98                                                                      4.75                               1.6
                                                                            4.75                               1.7
                                                                            4.75                               1.6
Mar 99                                                                      4.75                               1.7
                                                                            4.75                               2.3
                                                                            4.75                               2.1
Jun 99                                                                       5.0                               2.0
                                                                             5.0                               2.1
                                                                            5.25                               2.3
Sep 99                                                                      5.25                               2.6
                                                                            5.25                               2.6
                                                                             5.5                               2.6
Dec 99                                                                       5.5                               2.7
                                                                             5.5                               2.7
                                                                            5.75                               3.2
Mar 00                                                                       6.0                               3.7
                                                                             6.0                               3.0
                                                                             6.5                               3.1
Jun 00                                                                       6.5                               3.7

Interest rates are represented by the closing midline federal funds target rate on the last day of each month. Inflation is indicated by the annual percent change of the Consumer Price Index for all urban consumers at the end of each month.

       PERFORMANCE SUMMARY

RETURN HIGHLIGHTS

(as of June 30, 2000)

-----------------------------------------------------------------------
Six-month total return(1)                                    30.26%
-----------------------------------------------------------------------
One-year total return(1)                                     36.72%
-----------------------------------------------------------------------
Five-year average total return(1)                            26.41%
-----------------------------------------------------------------------
Ten-year average total return(1)                             19.56%
-----------------------------------------------------------------------
Life-of-Fund average total return(1)                         15.98%
-----------------------------------------------------------------------
Commencement date                                          12/16/76
-----------------------------------------------------------------------

(1) Total return based on net asset value (NAV) assumes an investment at the beginning of the period indicated, reinvestment of all distributions for the period, and sale of all units of partnership interest at the end of the period, all at NAV.

    See the Comparative Performance section of the current prospectus. An investment in the Fund is subject to investment risks, and you could lose money on your investment in the Fund. Please review the Risk/Return Summary of the Prospectus for further details on investment risks. Fund shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Investment return and net asset value will fluctuate with market conditions.

    Market forecasts provided in this report may not necessarily come to pass.

                                 BY THE NUMBERS

YOUR FUND'S INVESTMENTS

June 30, 2000 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

                                                                           MARKET
DESCRIPTION                                                   SHARES       VALUE
COMMON STOCKS  98.3%
AEROSPACE & DEFENSE  0.4%
Honeywell International, Inc. ..............................   12,528   $    422,037
                                                                        ------------
CONSUMER DISTRIBUTION  0.4%
Cardinal Health, Inc. ......................................    1,245         92,130
IKON Office Solutions, Inc. ................................   86,993        337,098
                                                                        ------------
                                                                             429,228
                                                                        ------------
CONSUMER DURABLES  1.0%
Dana Corp. .................................................   13,677        289,781
SPX Corp. (a)...............................................    6,824        825,278
                                                                        ------------
                                                                           1,115,059
                                                                        ------------
CONSUMER NON-DURABLES  2.6%
International Flavors & Fragrances, Inc. ...................   49,712      1,500,681
McCormick & Co., Inc. ......................................   48,259      1,568,418
                                                                        ------------
                                                                           3,069,099
                                                                        ------------
CONSUMER SERVICES  0.1%
Luby's Cafeterias, Inc. ....................................   13,367        106,936
                                                                        ------------

ENERGY  10.5%
Amerada Hess Corp. .........................................   21,200      1,309,100
Apache Corp. ...............................................   11,406        670,815
Baker Hughes, Inc. .........................................   25,634        820,288
BP Amoco PLC-ADR (United Kingdom)...........................   33,876      1,916,111
Exxon Mobil Corp. ..........................................   53,151      4,172,354
Halliburton Co. ............................................   30,320      1,430,725
Kerr-McGee Corp. ...........................................   10,900        642,419
Schlumberger, Ltd. .........................................   16,080      1,199,970
Transocean Sedco Forex, Inc. ...............................    3,113        166,351
                                                                        ------------
                                                                          12,328,133
                                                                        ------------
FINANCE  3.5%
American International Group, Inc. .........................   27,792      3,265,560
Household International, Inc. ..............................   21,372        888,274
                                                                        ------------
                                                                           4,153,834
                                                                        ------------
HEALTHCARE  33.8%
American Home Products Corp. ...............................   56,000      3,290,000
Baxter International, Inc. .................................    5,000        351,562

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

June 30, 2000 (Unaudited)

                                                                           MARKET
DESCRIPTION                                                   SHARES       VALUE
HEALTHCARE (CONTINUED)
Edwards Lifesciences Corp. (a)..............................    1,000   $     19,125
Johnson & Johnson, Inc. ....................................   54,432      5,545,260
Merck & Co., Inc. ..........................................   50,376      3,860,061
Pfizer, Inc. ...............................................  350,047     16,802,256
Schering-Plough Corp. ......................................  195,374      9,866,387
                                                                        ------------
                                                                          39,734,651
                                                                        ------------
PRODUCER MANUFACTURING  0.3%
Fluor Corp. ................................................   12,831        405,780
                                                                        ------------

RAW MATERIALS/PROCESSING INDUSTRIES  5.2%
Air Products & Chemicals, Inc. .............................  109,090      3,361,335
Alcan Aluminum, Ltd. .......................................   10,774        333,994
Georgia Pacific Corp. ......................................   37,376        981,120
Georgia Pacific Corp.--Timber Group.........................   18,688        404,128
Louisiana-Pacific Corp. ....................................   25,970        282,424
Lubrizol Corp. .............................................   37,620        790,020
                                                                        ------------
                                                                           6,153,021
                                                                        ------------
TECHNOLOGY  40.5%
Intel Corp. ................................................  343,169     45,877,406
International Business Machines Corp. ......................   15,016      1,645,190
                                                                        ------------
                                                                          47,522,596
                                                                        ------------
TOTAL LONG-TERM INVESTMENTS  98.3%
  (Cost $7,343,683)..................................................    115,440,374

REPURCHASE AGREEMENT  1.8%
Warburg Dillon Read ($2,128,000 par collaterized by U.S. Government obligations in a pooled cash account, dated 06/30/00, to be sold on
  07/03/00 at $2,129,163)
  (Cost $2,128,000)..................................................      2,128,000
                                                                        ------------

TOTAL INVESTMENTS  100.1%
  (Cost $9,471,683)..................................................    117,568,374

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.1%)........................       (168,773)
                                                                        ------------

NET ASSETS  100.0%...................................................   $117,399,601
                                                                        ------------

(a) Non-income producing security as this stock currently does not declare dividends.

                                               See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
June 30, 2000 (Unaudited)

ASSETS:
Total Investments (Cost $9,471,683).........................  $117,568,374
Receivables:
  Dividends.................................................        78,622
  Interest..................................................           388
Other.......................................................        64,805
                                                              ------------
    Total Assets............................................   117,712,189
                                                              ------------
LIABILITIES:
Payables:
  Income Distributions......................................        49,963
  Investment Advisory Fee...................................        47,805
  Shareholder Reports.......................................        35,432
  Affiliates................................................         7,297
  Custodian Bank............................................           463
Managing General Partners' Retirement Plan..................       117,657
Accrued Expenses............................................        53,971
                                                              ------------
    Total Liabilities.......................................       312,588
                                                              ------------
NET ASSETS..................................................  $117,399,601
                                                              ============
NET ASSETS WERE COMPRISED OF:
255,947 units of limited partnership interest...............  $115,786,399
3,422 units of non-managing general partnership interest....     1,548,059
144 units of managing general partnership interest..........        65,143
                                                              ------------
NET ASSETS..................................................  $117,399,601
                                                              ============
NET ASSET VALUE PER UNIT ($117,399,601 divided by 259,513
  units of partnership interest outstanding)................  $     452.38
                                                              ============

See Notes to Financial Statements

Statement of Operations
For the Six Months Ended June 30, 2000 (Unaudited)

INVESTMENT INCOME:
Dividends...................................................    $    517,191
Interest....................................................          64,682
                                                                ------------
    Total Income............................................         581,873
                                                                ------------
EXPENSES:
Investment Advisory Fee.....................................         266,289
Managing General Partners' Fees and Related Expenses........          31,084
Shareholder Reports.........................................          30,275
Accounting..................................................          13,285
Custody.....................................................           4,123
Legal.......................................................             898
Other.......................................................          37,593
                                                                ------------
  Total Expenses............................................         383,547
                                                                ------------
NET INVESTMENT INCOME.......................................    $    198,326
                                                                ============
REALIZED AND UNREALIZED GAIN/LOSS
Net Realized Gain...........................................    $  3,974,927
                                                                ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................      84,367,221
  End of the Period.........................................     108,096,691
                                                                ------------
Net Unrealized Appreciation During the Period...............      23,729,470
                                                                ------------
NET REALIZED AND UNREALIZED GAIN............................    $ 27,704,397
                                                                ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $ 27,902,723
                                                                ============

                                               See Notes to Financial Statements

Statement of Changes in Net Assets
For the Six Months Ended June 30, 2000 and the Year Ended
December 31, 1999 (Unaudited)

                                                   SIX MONTHS ENDED       YEAR ENDED
                                                    JUNE 30, 2000      DECEMBER 31, 1999
                                                   -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.............................   $    198,326         $   487,860
Net Realized Gain.................................      3,974,927           1,777,935
Net Unrealized Appreciation During the Period.....     23,729,470           7,819,763
                                                     ------------         -----------
Change in Net Assets from Operations..............     27,902,723          10,085,558
                                                     ------------         -----------
Distributions from Net Investment Income..........       (170,904)           (352,177)
Distributions from Net Realized Gain..............       (144,772)           (136,841)
                                                     ------------         -----------
Total Distributions...............................       (315,676)           (489,018)
                                                     ------------         -----------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES......................................     27,587,047           9,596,540
                                                     ------------         -----------
FROM PARTNERSHIP UNIT TRANSACTIONS:
Proceeds from Units Issued Through Dividend
  Reinvestment....................................         64,590              80,661
Cost of Units Repurchased.........................     (4,456,935)         (3,389,034)
                                                     ------------         -----------
NET CHANGE IN NET ASSETS FROM
  PARTNERSHIP UNIT TRANSACTIONS...................     (4,392,345)         (3,308,373)
                                                     ------------         -----------
TOTAL INCREASE IN NET ASSETS......................     23,194,702           6,288,167
NET ASSETS:
Beginning of the Period...........................     94,204,899          87,916,732
                                                     ------------         -----------
End of the Period (Including accumulated
  undistributed net investment income of
  $2,988,489 and $2,961,067, respectively)........   $117,399,601         $94,204,899
                                                     ============         ===========
CHANGE IN PARTNERSHIP UNITS OUTSTANDING:
Units Issued Through Dividend Reinvestment........            166                 245
Units Repurchased.................................        (11,038)            (10,219)
                                                     ------------         -----------
    Decrease in Partnership Units Outstanding.....        (10,872)             (9,974)
                                                     ============         ===========

See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE UNIT OF PARTNERSHIP INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                              SIX MONTHS
                                ENDED                YEAR ENDED DECEMBER 31 (a)
                               JUNE 30,     --------------------------------------------
                                 2000         1999        1998        1997        1996
                              ----------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD.............   $348.410     $313.586    $243.538    $205.349    $ 151.88
                               --------     --------    --------    --------    --------
  Net Investment Income.....       .747        1.772       2.010       1.908       1.488
  Net Realized and
    Unrealized Gain.........    104.403       34.822      69.318      37.561      53.261
                               --------     --------    --------    --------    --------
Total from Investment
  Operations................    105.150       36.594      71.328      39.469      54.749
                               --------     --------    --------    --------    --------
Less:
  Distributions from Net
    Investment Income.......       .640        1.280       1.280       1.280       1.280
  Distributions from Net
    Realized Gain...........       .536         .490         -0-         -0-         -0-
                               --------     --------    --------    --------    --------
Total Distributions.........      1.176        1.770       1.280       1.280       1.280
                               --------     --------    --------    --------    --------
NET ASSET VALUE, END OF THE
  PERIOD....................   $452.384     $348.410    $313.586    $243.538    $205.349
                               ========     ========    ========    ========    ========

Total Return (b)............     30.26%*      11.48%      29.36%      19.23%      36.21%
Net Assets at End of the
  Period (In millions)......   $  117.4     $   94.2    $   87.9    $   70.3    $   61.8
Ratio of Expenses to Average
  Net Assets................       .72%         .75%        .74%        .75%        .93%
Ratio of Net Investment
  Income to Average Net
  Assets....................       .37%         .53%        .73%        .80%        .87%
Portfolio Turnover..........         0%*          0%          0%          0%          0%

*  Non-Annualized

(a) Based on average units outstanding.

(b) Total return based on net asset value (NAV) assumes an investment at the beginning of the period indicated, reinvestment of all distributions for the period, and sale of all units of partnership interest at the end of the period, all at NAV.

                                               See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

June 30, 2000 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Exchange Fund (the "Fund"), a California limited partnership, is a partnership registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment management company. The Fund seeks capital appreciation in a portfolio of common stock. The Fund commenced investment operations on December 16, 1976.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Fixed income investments are stated at value using market quotations. Unlisted securities and listed securities for which the last sales price is not available are valued at the mean between the last reported bid and ask price. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Managing General Partners. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management Inc. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

NOTES TO
FINANCIAL STATEMENTS

June 30, 2000 (Unaudited)

C. INVESTMENT INCOME Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts are accreted over the life of each applicable security. Premiums on debt securities are not amortized.

D. FEDERAL INCOME TAXES The Fund has met the qualifications to be classified as a partnership for federal income tax purposes and intends to maintain this qualification in the future. A partnership is not subject to federal income tax.

    At June 30, 2000, for federal income tax purposes the cost of long- and short-term investments is $5,215,348; the aggregate gross unrealized appreciation is $112,353,026 and the aggregate gross unrealized depreciation is $0, resulting in net unrealized appreciation on long- and short-term investments of $112,353,026.

E. DISTRIBUTION OF INCOME AND GAINS Quarterly distributions to partners are recorded on the record date. Net investment income is allocated daily to each partner, relative to the total number of units held. Capital gains or losses will be allocated equally among units outstanding on the day recognized.

2. INVESTMENT ADVISORY AGREEMENT AND
OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide facilities and investment advice to the Fund for an annual fee payable monthly of .50% based on the average daily net assets of the Fund.

    For the six months ended June 30, 2000, the Fund recognized expenses of approximately $900 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    For the six months ended June 30, 2000, the Fund recognized expenses of approximately $4,100 representing Van Kampen Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund.

    Van Kampen Investor Services Inc., an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended June 30, 2000, the Fund recognized expenses of approximately $9,400. Transfer agency fees are determined through negotiations with the Fund's Managing General Partners and are based on competitive benchmarks.

    Managing general partners of the Fund who are not affiliated with the Adviser are compensated by the Fund at the annual rate of approximately $500 plus a fee of $250 per Board meeting attended.

    The Managing General Partners of the Fund instituted a Retirement Plan effective April 1, 1996. The Plan is not funded, and obligations under the Plan will be paid solely out of the Fund's general accounts. The Fund will not reserve or set

NOTES TO
FINANCIAL STATEMENTS

June 30, 2000 (Unaudited)

aside funds for the payment of its obligations under the Plan by any form of trust or escrow. For the current Managing General Partners not affiliated with the Adviser, the annual retirement benefit payable per year for a ten year period is based upon the highest total annual compensation received in any of the three calendar years preceding retirement. Managing General Partners with more than five but less than ten years service at retirement will receive a prorated reduced benefit. Under the Plan, for the Managing General Partners retiring with the effectiveness of the Plan, the annual retirement benefit payable per year for a ten year period is equal to 75% of the total compensation received from the Fund during the 1995 calendar year.

    At June 30, 2000, the Adviser and Van Kampen Exchange Corp., as non-managing general partners of the Fund, owned 354 and 3,019 units of partnership interest, respectively.

3. PARTNERSHIP UNIT TRANSACTIONS

Partners of the Fund may redeem units at any time. The net asset value of units redeemed, other than redemptions under a systematic withdrawal plan, may be paid in cash or securities, at the option of the Fund, and will ordinarily be paid in whole or in part in securities. The Fund's valuation will determine the quantity of securities tendered. The Fund will select securities for tender in redemptions based on tax or investment considerations.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $-0- and $3,985,409, respectively.

           VAN KAMPEN FUNDS

THE VAN KAMPEN
FAMILY OF FUNDS

Growth

   Aggressive Growth
   American Value*
   Emerging Growth
   Enterprise
   Equity Growth
   Focus Equity
   Growth
   Mid Cap Growth
   Pace
   Select Growth
   Small Cap Value
   Tax Managed Equity Growth
   Technology

Growth and Income

   Comstock
   Equity Income
   Growth and Income
   Harbor
   Real Estate Securities
   Utility
   Value

Global/International

   Asian Growth
   Emerging Markets
   European Equity
   Global Equity
   Global Equity Allocation
   International Magnum
   Latin American
   Strategic Income
   Tax Managed Global Franchise
   Worldwide High Income

Income

   Corporate Bond
   Government Securities
   High Income Corporate Bond
   High Yield
   High Yield & Total Return*
   Limited Maturity Government
   U.S. Government
   U.S. Government Trust for Income

Capital Preservation

   Reserve
   Tax Free Money

Senior Loan

   Prime Rate Income Trust
   Senior Floating Rate

Tax Free

   California Insured Tax Free
   Florida Insured Tax Free Income
   High Yield Municipal**
   Insured Tax Free Income
   Intermediate Term Municipal
     Income
   Municipal Income
   New York Tax Free Income
   Pennsylvania Tax Free Income
   Tax Free High Income

To find out more about any of these funds, ask your financial advisor for a prospectus, which contains more complete information, including sales charges, risks, and ongoing expenses. Please read it carefully before you invest or send money.

To view a current Van Kampen fund prospectus or to receive additional fund information, choose from one of the following:

- visit our Web site at
  WWW.VANKAMPEN.COM--
  to view a prospectus, select
  Download Prospectus                                            [COMPUTER ICON]

- call us at 1-800-341-2911
  weekdays from 7:00 a.m. to 7:00 p.m.
  Central time. Telecommunications
  Device for the Deaf users, call
  1-800-421-2833.

                                                                    [PHONE ICON]

- e-mail us by visiting
  WWW.VANKAMPEN.COM and
  selecting Contact Us

                                                            [MAIL ICON]

 * Closed to new investors

** Open to new investors for a limited time

OFFICERS AND IMPORTANT ADDRESSES
VAN KAMPEN EXCHANGE FUND
(A CALIFORNIA LIMITED PARTNERSHIP)

MANAGING GENERAL PARTNERS

DAVID C. ARCH
ROD DAMMEYER
HOWARD J KERR
THEODORE A. MYERS
RICHARD F. POWERS, III* - Chairman
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN*

OFFICERS

RICHARD F. POWERS, III*
   Chief Executive Officer

STEPHEN L. BOYD*
   Executive Vice President and
   Chief Investment Officer

A. THOMAS SMITH III*
   Vice President, Principal Legal Officer and Secretary

JOHN L. SULLIVAN*
   Vice President, Treasurer and
   Chief Financial Officer

RICHARD A. CICCARONE*
JOHN R. REYNOLDSON*
MICHAEL H. SANTO*
JOHN H. ZIMMERMANN, III*
   Vice Presidents

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

SHAREHOLDER SERVICE AGENT

VAN KAMPEN INVESTOR
SERVICES INC.
P.O. Box 218256
Kansas City, Missouri 64121-8256

CUSTODIAN

STATE STREET BANK
AND TRUST CO.
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02105

NON-MANAGING GENERAL PARTNERS

VAN KAMPEN EXCHANGE CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

(C)  Van Kampen Funds Inc., 2000. All rights reserved.

(SM) denotes a service mark of Van Kampen Funds Inc.

RESULTS OF
PARTNER VOTES

An Annual Meeting of the Partners of the Fund was held on June 21, 2000, where partners voted on the election of Managing General Partners and the selection of independent auditors.

1) With regard to the election of the following Managing General Partners

                                                                   # OF UNITS
                                                          ----------------------------
                                                          IN FAVOR            WITHHELD
David C. Arch...........................................  176,182               --
Rod Dammeyer............................................  176,182               --
Howard J. Kerr..........................................  176,182               --
Theodore A. Myers.......................................  176,182               --
Richard F. Powers, III..................................  176,182               --
Hugo F. Sonnenschein....................................  176,182               --
Wayne W. Whalen.........................................  176,182               --

2) With regards to the ratification of Deloitte & Touche LLP as independent auditors for the Fund, 176,182 units voted in favor of the proposal, 0 units voted against, and 0 units abstained.